Document And Entity Information	Dec. 14, 2022
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	FLEXSTEEL INDUSTRIES, INC.
Entity Incorporation, State or Country Code	MN
Entity File Number	0-5151
Entity Tax Identification Number	42-0442319
Entity Address, Address Line One	385 Bell Street
Entity Address, City or Town	Dubuque
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52001-0877
City Area Code	563
Local Phone Number	556-7730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	FLXS
Security Exchange Name	NASDAQ
Entity Central Index Key	0000037472
Amendment Flag	false